UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
October 4, 2006 to October 17, 2006

Commission File Number of issuing entity: 333-129844-03

LB-UBS COMMERCIAL MORTGAGE TRUST 2006-C6
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-129844

STRUCTURED ASSET SECURITIES CORPORATION II
(Exact name of depositor as specified in its charter)

Lehman Brothers Holdings Inc. and UBS Real Estate Investments Inc.
(Exact name of sponsor as specified in its charter)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

Applied for, but not yet received from the I.R.S.
(I.R.S. Employer Identification No.)

c/o LaSalle Bank National Association 135 South LaSalle Street Chicago, Illinois	60603
(Address of principal executive offices of the issuing entity)	(Zip Code)

312-904-7323
(Telephone number, including area code)

N/A
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange
(If Section 12(b))
Classes A-1, A-2, A-3, A-AB, A-4, A-1A, A-M, A-J, B, C, D, E, F, and X-CP.	☐	☐	☒	________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

Yes ☒   No ☐

SEC 2503 (03-05) Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

PART I - DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
Attached as Exhibit 99.1 is the monthly distribution report for the period referenced above, delivered by the trustee to the holders of LB-UBS Commercial Mortgage Trust 2006-C6 , Commercial Mortgage Pass-Through Certificates, Series 2006-C6, pursuant to the pooling and servicing agreement dated September 11, 2006 (the “Pooling and Servicing Agreement”), among the depositor, Wachovia Bank, National Association, as master servicer, LNR Partners, Inc., as special servicer and LaSalle Bank National Association,as Trustee.

PART II - OTHER INFORMATION
Item 2. Legal Proceedings.
None.

Item 3. Sales of Securities and Use of Proceeds.

With respect to the information required by Item 2(a) of Part II of Form 10-Q; Information required by Item 701 of Regulation S-K as to unregistered securities backed by the same asset pool and issued by the issuing entity, sold by the registrant, during the period covered by the report, is set forth below:

(a)  On October 4, 2006, privately offered certificates identified as classes X-CL, G, H, J, K, L, M, N, P, Q, S, T, JRP-1, JRP-2, JRP-3, JRP-4,
JRP-5, JRP-6, JRP-7, JRP-8, JRP-9, JRP-10, JRP-11, JRP-12, JRP-13, JRP-14, JRP-15, JRP-16, JRP-17 (aggregating $297,552,440) and classes R-I, R-II, R-III and R-LR (aggregating 100%), all issued as part of the LB-UBS Commercial Mortgage Trust 2006-C6, Commercial Mortgage
Pass-Through Certificates, Series 2006-C6 (the “Privately Offered Certificates”), were sold.

(b) The Privately Offered Certificates were sold to Lehman Brothers Inc. and UBS Securities LLC.

(d) The Privately Offered Certificates were sold by the issuer to Lehman Brothers Inc. and UBS Securities LLC in a private placement transaction, pursuant to an exemption from registration provided for by Section 4(2) of the Securities Act for transactions by the issuer not involving any public offering. The Privately Offered Certificates were further offered to 1) “qualified institutional buyers” within the meaning of Rule 144A under the
Securities Act of 1933, as amended (the “Securities Act”), 2) “accredited investors” within the meaning of paragraphs (1), (2), (3) and (7) of Rule
501(a) of Regulation D under the Securities Act and entities in which all of the equity owners come within those paragraphs and 3) entities and other persons that are located outside of the United States of America, its territories and possessions, and that are not “U.S. person” within the meaning of Rule 902(k) of Regulation S under the Securities Act.

Item 4. Defaults Upon Senior Securities.
Contained within Item 1, if any.

Item 5. Submission of Matters to a Vote of Security Holders.
None.

Item 6. Significant Obligors of Pool Assets.
No updates to report.

Item 7. Significant Enhancement Provider Information.
None.

Item 8. Other Information.
None.

Item 9. Exhibits.

(a)
99.1 Monthly distribution report pursuant to Section 4.02 of the Pooling and Servicing Agreement for the period referenced above. The date and time stamp on the monthly distribution report is 17-Oct-2006 14:58.

SIGNATURES*
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Structured Asset Securities Corporation II

Date:	October 30, 2006	/s/ David Nass
By: David Nass
Title: Senior Vice President